UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Teucrium Agricultural Strategy No K-1 ETF
TILL (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Teucrium Agricultural Strategy No K-1 ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://teucrium.com/documents. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Teucrium Agricultural Strategy No K-1 ETF	$43	0.89%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,238,192
Number of Holdings	4
Portfolio Turnover	0%
Visit https://teucrium.com/documents for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of net assets)
Sugar No. 11 Futures	1.9%
Corn Futures	-0.5%
Soybean Futures	-0.9%
Wheat Futures	-2.3%
Other Material Fund Changes:
The Fund changed its fiscal year-end from April 30th to December 31st for 2024. The change will be effective as of December 31, 2024. This means that the Fund’s most recent tax year will be a short tax year, from May 1st to December 31, 2024, and that subsequent tax years will be on the calendar year, from January 1st to December 31st.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Teucrium Trading, LLC or your financial intermediary.
Teucrium Agricultural Strategy No K-1 ETF	PAGE 1	TSR-SAR-53656F144

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Teucrium Agricultural Strategy No K-1 ETF (TILL)
Semi-Annual Financial Statements and Other Information
October 31, 2024 (Unaudited)

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Schedule of Investments
October 31, 2024 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 94.8%(a)	3,068,814
Other Assets in Excess of Liabilities - 5.2%	169,378
TOTAL NET ASSETS - 100.0%	$3,238,192

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these consolidated financial statements.

1

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Schedule of Futures Contracts
October 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value and Unrealized Appreciation (Depreciation)
Corn Futures(a)	37	12/12/2025	$815,388	$(16,225)
Soybean Futures(a)	16	11/14/2025	826,400	(28,191)
Sugar No. 11 Futures(a)	36	06/30/2025	809,222	60,068
Wheat Futures(a)	26	07/14/2025	789,100	(75,113)
Total Unrealized Appreciation (Depreciation)				$(59,461)

(a)	All securities are held by TILL Cayman.

	Level 1	Level 2	Level 3	Total
Assets:
Other Financial Instruments*:
Futures Contracts	$60,068	$ —	$ —	$60,068
Total Other Financial Instruments	$60,068	$—	$—	$60,068
Liabilities:
Other Financial Instruments*:
Futures Contracts	$(119,529)	$—	$—	$(119,529)
Total Other Financial Instruments	$(119,529)	$—	$—	$(119,529)

*
Derivative instruments not reflected in the Consolidated Schedule of Investments. The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of October 31, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

2

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Statement of Assets and Liabilities
October 31, 2024 (Unaudited)

ASSETS:
Cash - interest bearing deposit account	$3,068,814
Deposit at broker for future contracts	143,369
Variation margin on futures contracts, net	15,744
Interest receivable	12,738
Total assets	3,240,665
LIABILITIES:
Payable to adviser, net	2,473
Total liabilities	2,473
NET ASSETS	$3,238,192
Net Assets Consist of:
Paid-in capital	$3,331,374
Total accumulated losses	(93,182)
Total net assets	$3,238,192
Net assets	$3,238,192
Shares issued and outstanding(a)	162,500
Net asset value per share	$19.93

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these consolidated financial statements.

3

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Statement of Operations
For the Period Ended October 31, 2024 (Unaudited)

INVESTMENT INCOME:
Interest income	$65,709
Total investment income	65,709
EXPENSES:
Investment advisory fee	20,607
Total expenses	20,607
Expense reimbursement by Adviser	(8,895)
Net expenses	11,712
NET INVESTMENT INCOME	53,997
REALIZED AND UNREALIZED LOSS
Net realized loss from futures contracts	(374,239)
Net change in unrealized appreciation/(depreciation) on futures contracts	192,436
Net realized and unrealized loss	(181,803)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(127,806)

The accompanying notes are an integral part of these consolidated financial statements.

4

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Statements of Changes in Net Assets

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$53,997	$447,133
Net realized loss	(374,239)	(3,955,016)
Net change in unrealized appreciation/(depreciation)	192,436	2,341,153
Net decrease in net assets from operations	(127,806)	(1,166,730)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(1,421,046)
Total distributions to shareholders	—	(1,421,046)
CAPITAL TRANSACTIONS:
Creations	976,766	—
Redemptions	—	(81,140,809)
Net increase (decrease) in net assets from capital transactions	976,766	(81,140,809)
Net increase (decrease) in net assets	848,960	(83,728,585)
NET ASSETS:
Beginning of the period	2,389,232	86,117,817
End of the period	$3,238,192	$2,389,232
SHARES TRANSACTIONS
Creations	50,000	—
Redemption	—	(2,362,500)
Total increase (decrease) in shares outstanding	50,000	(2,362,500)

The accompanying notes are an integral part of these consolidated financial statements.

5

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Financial Highlights

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended April 30, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.24	$34.80	$40.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.42	1.31	0.85
Net realized and unrealized loss on investments(c)	(1.73)	(3.50)	(5.79)
Total from investment operations	(1.31)	(2.19)	(4.94)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(11.37)	(0.26)
Total distributions	—	(11.37)	(0.26)
Net asset value, end of period	$19.93	$21.24	$34.80
Total return(d)	−6.17%	−7.50%	−12.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,238	$2,389	$86,118
Ratio of expenses to average net assets:
Before expense reimbursement(e)(f)	1.57%	1.58%	1.58%
After expense reimbursement(e)(f)	0.89%	0.89%	0.94%
Ratio of net investment income to average net assets(e)(f)	4.10%	3.99%	2.56%
Portfolio turnover rate(d)	0%	0%	0%

(a)	The Fund commenced operations on May 16, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption may include balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the consolidated notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of these consolidated financial statements.

6

Teucrium Agricultural Strategy No K-1 ETF
Notes to Consolidated Financial Statements
October 31, 2024 (Unaudited)
1. ORGANIZATION
The Teucrium Agricultural Strategy No K-1 ETF is a non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Fund Name	Ticker	Commencement of Operations
Teucrium Agricultural Strategy No K-1 ETF (“TILL ETF”)	TILL	May 16, 2022

TILL ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve capital appreciation by investing primarily in agricultural commodities futures contracts traded on the Chicago Board of Trade (“CBOT”) or Intercontinental Exchange Inc. (“ICE”).
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Consolidation of Subsidiary. The Fund expects to gain exposure to commodities futures by investing in a Cayman subsidiary, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s Investment Adviser, also serves as the investment adviser to the Subsidiary. The Fund’s investment in the Subsidiary is intended to provide the Fund with indirect exposure to commodities futures within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodities futures. The Subsidiary has the same investment objective as the Fund, but may invest in commodities futures to a greater extent than the Fund. Except as otherwise noted, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment companies under the Internal Revenue Code of 1986, as amended, the size of the Fund investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter. Information regarding the Fund and its Subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Schedule of Open Futures Contracts, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.
All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary was as follows:

Fund	Subsidiary	Net Assets of Subsidiary	Net Assets of the Subsidiary as a Percentage of Fund’s Net Assets
Teucrium Agricultural Strategy No K-1 ETF	TILL Cayman	$ 143,590	4.43%

Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

7

Teucrium Agricultural Strategy No K-1 ETF
Notes to Consolidated Financial Statements
October 31, 2024 (Unaudited)(Continued)
Fair Value Measurement. In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Fund. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Fund’s investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market deposit accounts are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Consolidated Schedule of Investments for a summary of the valuations as of October 31, 2024 for the Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models

8

Teucrium Agricultural Strategy No K-1 ETF
Notes to Consolidated Financial Statements
October 31, 2024 (Unaudited)(Continued)
or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Interest income is accrued daily.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, annually, and distribute their net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2024, the Fund’s most recent fiscal year end, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of April 30, 2024, the Fund’s most recent fiscal year end, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At April 30, 2024, the Fund’s most recent fiscal year end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
Indemnification. In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under

9

Teucrium Agricultural Strategy No K-1 ETF
Notes to Consolidated Financial Statements
October 31, 2024 (Unaudited)(Continued)
these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Futures. The Fund will invest indirectly, via the Fund’s Subsidiary, in commodity futures, which are standardized futures contracts on commodities. When the fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Futures can be held until their delivery dates or can be closed out before then if a liquid secondary market is available. During the period that the commodity futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on commodity futures contracts depending upon whether unrealized gains or losses are incurred. When contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Realized gains (losses) and changes in unrealized appreciation (depreciation) on open positions are determined on a specific identification basis and recognized in the Consolidated Statement of Operations.
The Fund’s holdings consist of four commodities futures holdings, one in each of the following commodities: corn, wheat, soybeans, and sugar. The portfolio will be rebalanced, generally on a monthly basis, in order to maintain approximately a 25% allocation of the Fund’s assets to each commodity.
The average monthly notional amount of futures contracts during the period ended October 31, 2024 was:

	Long Commodity Risk Futures Contracts	Short Commodity Risk Futures Contracts
Teucrium Agricultural Strategy No K-1 ETF	$2,669,450	$—

The following is a summary of the effect of derivative instruments on the Fund’s Consolidated Statements of Assets and Liabilities as of October 31, 2024:

	Location on Consolidated Statements of Assets & Liabilities	Asset Derivatives	Liability Derivatives
Teucrium Agricultural Strategy No K-1 ETF
Commodity Risk Futures Contracts	Variation margin on futures contracts, net	$15,744	$—

The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Operations for the period ended October 31, 2024:

		Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Teucrium Agricultural Strategy No K-1 ETF	Commodity Risk Futures contracts	$ (374,239)	$ 192,436

The risks of using futures contracts in the Fund includes: the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

10

Teucrium Agricultural Strategy No K-1 ETF
Notes to Consolidated Financial Statements
October 31, 2024 (Unaudited)(Continued)
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund and Subsidiary, and the Adviser, the Fund and Subsidiary pay a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.49% of the Fund’s and Subsidiary’s average daily net assets. The Adviser has agreed to pay all expenses of the Fund and Subsidiary except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Fee Waiver Agreement. The Adviser contractually agreed to waive the unitary management fee it receives from the Fund in an amount equal to the management fee of 1.49% paid by the Subsidiary. The waiver will remain in effect for a period of one year from the effective date of the Fund’s prospectus, and therefore from year to year for successive one-year periods unless terminated sooner. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
The Adviser contractually agreed to waive 0.60% of its management fees of the Teucrium Agricultural Strategy No K-1 ETF. The waiver will remain in effect from year to year for successive one-year periods unless terminated sooner. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
The Adviser waived the following amounts during the period ended October 31, 2024:

Teucrium Agricultural Strategy No K-1 ETF	$8,895

Distribution Agreement and 12b-1 Plan. PINE Advisor Solutions, (the “Distributor”), serves as the Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event
Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
For the period May 1, 2024 to July 21, 2024, the distributor of the Fund was Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (“Foreside”) pursuant to an ETF Distribution Agreement. Foreside received compensation for the statutory underwriting services it provided to the Fund. Foreside entered into agreements with certain broker-dealers and others that allowed those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund.
Administrator, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.

11

Teucrium Agricultural Strategy No K-1 ETF
Notes to Consolidated Financial Statements
October 31, 2024 (Unaudited)(Continued)
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by the Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund is displayed in the Capital Share Transactions section on the Consolidated Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid for the periods ended October 31, 2024 and April 30, 2024, were as follows:

	Period Ended October 31, 2024		Year Ended April 30, 2024
	Ordinary Income(1)	Long-Term Capital Gain	Ordinary Income(1)	Long-Term Capital Gain
Teucrium Agricultural Strategy No K-1 ETF	$—	$—	$1,421,046	$—

(1)	Ordinary income may include short-term capital gains.

12

Teucrium Agricultural Strategy No K-1 ETF
Notes to Consolidated Financial Statements
October 31, 2024 (Unaudited)(Continued)
At April 30, 2024, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Federal Tax Cost of Investments	$2,262,317
Undistributed Ordinary Income	34,624
Other Accumulated Gain (Loss)	—
Total Distributable Earnings/(Accumulated Losses)	$34,624

Under current tax law, net capital losses realized and specified ordinary losses after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year. At April 30, 2024, the Fund’s most recent fiscal year end, the Fund had no carryforward losses to be carried forward indefinitely to offset future realized capital gains. The Fund did not defer any later year losses or post-October losses for the year ended April 30, 2024.
6. INVESTMENT TRANSACTIONS
During the period ended October 31, 2024, there were no realized gains and losses from in-kind redemptions.
During the period ended October 31, 2024, there were no long-term purchases and sales of investments, creations in-kind or redemptions in-kind.
7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of certain agricultural commodities such as soybeans and sugar are subject to risks relating to the growth of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions. Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Fund Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of corn and soybeans, contracts expiring during the fall are typically priced lower than contracts expiring in the winter and spring, while in the case of wheat and sugar, contracts expiring during the spring and early summer are typically priced lowest). Thus, seasonal fluctuations could result in an investor incurring losses upon the sale of Fund Shares, particularly if the investor needs to sell Fund Shares when a Component Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.

13

Teucrium Agricultural Strategy No K-1 ETF
Notes to Consolidated Financial Statements
October 31, 2024 (Unaudited)(Continued)
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. SUBSEQUENT EVENTS
The Fund’s fiscal year-end has changed from April 30 to December 31. The change will be effective as of December 31, 2024. The Fund’s most recent tax year will be a short tax year, from May 1 to December 31, 2024, and subsequent tax years will be on the calendar year, from January 1 to December 31.
The Adviser launched the Teucrium 2x Daily Corn ETF (“CXRN”) and the Teucrium 2x Daily Wheat ETF (“WXET”), which commenced operations on December 12, 2024. CXRN and WXET are actively managed ETFs that seek daily investment results, before fees and expenses, that correspond to two times (2x) the price of corn and wheat, respectively, for future delivery for a single day, not for any other period.
On December 23, 2024 the Fund declared a distribution to shareholders of record on December 24, 2024, as follows:

Ordinary Income Rate Paid	Ordinary Income Distribution
$0.47	$106,673

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

14

Teucrium Agricultural Strategy No K-1 ETF
Supplemental Information (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the prospectus for the Fund may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Fund’s website at https://teucrium.com/etfs.
QUARTERLY PORTFOLIO HOLDING INFORMATION
The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
The Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-mond period ended June 30 is available without charge, upon request, by calling toll-free 1-800-617-0004, and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at https://teucrium.com/etfs.

15

Investment Adviser:
Teucrium Investment Advisors, LLC
Three Main Street, Suite 215
Burlington, VT 05401
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19145
Distributor:
PINE Advisor Solutions
501 S. Cherry Street, Suite 610
Denver, CO 80246
Administrator, Fund Accountant & Transfer Agent:
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202
Custodian:
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Fund.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except those specified in the Fund’s Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By(Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	1/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	1/8/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	1/8/2025

* Print the name and title of each signing officer under his or her signature.